Related Parties Transactions - Summary of Related Parties Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amounts payable to related parties	$ 1,525	$ 1,503
Amounts receivable from related parties	1,237	2,264
Maya
Related Party Transaction [Line Items]
Deposits received from related parties	1,496	1,498
Amounts payable to related parties		5
Amounts receivable from related parties	852	$ 2,264
Beijing Huaxianglianxin Technology Company
Related Party Transaction [Line Items]
Amounts payable to related parties	29
Amounts receivable from related parties	$ 385